Pension Plans (Defined Benefit Plans Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dutch Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) of pension obligations, net of tax recognized in AOCI	$ (0.2)	$ 1.6	$ (0.3)
Discount rate	2.40%	2.40%	4.00%
Defined beneft plans liability	$ 3.2	$ 2.9
Irish Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial gain (loss) of pension obligations, net of tax recognized in AOCI	$ 0.5	$ (3.1)	$ (0.2)
Discount rate	2.50%	2.40%	3.90%
Defined beneft plans liability	$ 6.9	$ 7.0